ACQUISITION OF GGP INC.	12 Months Ended
Dec. 31, 2019
Business Combinations1 [Abstract]
ACQUISITION OF GGP INC.
BUSINESS COMBINATIONS

a)	Completed in 2019
As discussed in Note 2(p), Business Combinations, the partnership adopted the IFRS 3 Amendments effective January 1, 2019 in advance of its mandatory effective date. IFRS 3 Amendments clarifies the definition of a business in determining whether an acquisition is a business combination or an asset acquisition.

The partnership did not complete any business combinations during the year ended December 31, 2019.

b)	Completed in 2018
In addition to the partnership’s acquisition of GGP Inc. (“GGP”) in 2018 that is discussed in Note 4, Acquisition of GGP Inc., the partnership completed the following significant business combinations (prior to the adoption of IFRS 3 Amendments) during 2018 through Brookfield-sponsored real estate funds:

•
On February 1, 2018, the partnership acquired a portfolio of 105 extended-stay hotel properties across the United States (“Extended-Stay Hotel Portfolio”) for total consideration of $764 million. During 2018, the partnership completed the purchase price allocation for Extended-Stay Hotel Portfolio. No material changes were made to the provisional purchase price allocation.

•
On February 1, 2018, the partnership acquired a portfolio of 15 student housing properties in the United Kingdom (“UK Student Housing IV”), for total consideration of £527 million ($752 million). During 2018, the partnership completed the purchase price allocation for UK Student Housing IV. No material changes were made to the provisional purchase price allocation.

•
On August 3, 2018, the partnership acquired a 100% leasehold interest in 660 Fifth Avenue, a commercial office asset in New York, for consideration of $1,299 million. During 2019, the partnership completed the purchase price allocation for 660 Fifth Avenue. No material changes were made to the provisional purchase price allocation. This portfolio was deconsolidated by the partnership on January 31, 2019. See Note 5, Investment Properties for further information.

•
On December 7, 2018, the partnership acquired all of the outstanding common shares of Forest City Realty Trust Inc. (“Forest City”), a publicly traded company which owns a portfolio of office, multifamily and mixed-use assets across the U.S, for consideration of $6,948 million. During 2019, the partnership finalized the review over the fair value of the investment properties and property debt obligations as at the acquisition date and recognized an opening equity adjustment of $549 million that mostly consisted of a bargain purchase gain. The bargain purchase gain was reflecting the discount to net asset value of the previously publicly traded shares of Forest City. No other material changes were made to the provisional purchase price allocation. This portfolio was deconsolidated by the partnership on January 31, 2019. See Note 5, Investment Properties for further information.

The partnership also completed several individually immaterial business combinations during 2018 for total consideration of $3,948 million. The acquisitions were primarily LP Investments made by Brookfield-sponsored real estate funds to invest the funds’ capital. The partnership consolidates the acquired investments as Brookfield Asset Management’s power as general partner, together with the partnership’s LP interests, provide the partnership with control over the investments. As noted above, 660 Fifth Avenue and Forest City were deconsolidated by the partnership on January 31, 2019. See Note 5, Investment Properties for further information.
The following table summarizes the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed in addition to the consideration and transaction costs incurred:

(US$ Millions)	Extended- Stay Hotel Portfolio	UK Student Housing IV	660 Fifth Avenue(3)	Forest City(3)	Other	Total
Date of acquisition	2/1/2018	2/1/2018	8/3/2018	12/7/2018	Various
Investment properties	$—	$742	$1,292	$9,409	$3,846	$15,289
Property, plant and equipment	768	2	—	—	922	1,692
Equity accounted investments	5	—	—	1,479	79	1,563
Goodwill	—	—	—	—	96	96
Intangible assets	—	—	—	—	54	54
Accounts receivable and other	2	53	11	935	944	1,945
Cash and cash equivalents	2	18	—	487	168	675
Total assets	777	815	1,303	12,310	6,109	21,314
Less:
Debt obligations	—	—	—	(3,504)	(1,504)	(5,008)
Accounts payable and other	(13)	(63)	(4)	(700)	(283)	(1,063)
Deferred tax liabilities	—	—	—	—	(47)	(47)
Non-controlling interests(1)	—	—	—	(609)	(88)	(697)
Net assets acquired	$764	$752	$1,299	$7,497	$4,187	$14,499
Consideration(2)	$764	$752	$1,299	$6,948	$3,948	$13,711
Transaction costs	$9	$7	$44	$202	$67	$329

(1)
Includes non-controlling interests recognized on business combinations measured as the proportionate share of the fair value of the assets, liabilities and contingent liabilities on the date of acquisition.

(2)	Includes consideration paid with funds received from issuance of non-controlling interests to certain institutional investors in funds sponsored by Brookfield Asset Management.

(3)	These investments were deconsolidated by the partnership on January 31, 2019. See Note 5, Investment Properties for further information.

Excluding the acquisition of GGP, in the period from each acquisition date to December 31, 2018, the partnership recorded revenue and net income in connection with these acquisitions of approximately $529 million and $163 million, respectively. If the acquisitions had occurred on January 1, 2018, the partnership’s total revenue and net income would have been $8,572 million and $4,133 million, respectively, for the twelve months ended December 31, 2018.

Transaction costs, which primarily relate to legal and consulting fees, are expensed as incurred in accordance with IFRS 3 and included in general and administrative expense on the consolidated income statement.
ACQUISITION OF GGP INC.
On March 26, 2018, the partnership entered into a definitive merger agreement with GGP to acquire all of the outstanding common shares of GGP other than those shares already held by the partnership and its subsidiaries. Under the terms of the agreement, GGP common shareholders had the right to elect to receive, for each GGP share, subject to proration, (i) $23.50 in cash or (ii) either one BPY unit or one BPR Unit, a new U.S. REIT security formed by recapitalizing GGP and amending its governing documents. Each BPR Unit is structured to provide an economic return equivalent to a LP Unit. The holder of a BPR Unit has the right, at any time, to request the share be redeemed for the cash equivalent to the value of a LP Unit. In the event the holder of a BPR Unit exercises this right, the partnership has the right, at its sole discretion, to satisfy the redemption request with a LP Unit rather than cash.

On July 26, 2018, GGP shareholders approved the merger which closed on August 28, 2018. On closing the partnership controlled BPR as it held 87% of the voting stock of BPR through its 100% ownership of the BPR Class B and Class C shares. The balance of the voting rights in respect of BPR are held by the holders of the BPR Units.

Based on shareholder elections, which were subject to proration, cash totaling $9.05 billion was paid by GGP to its shareholders, other than the partnership, in the form of a pre-closing dividend on August 27, 2018. According to the terms of the agreement, the consideration payable on close of the merger was reduced by the amount of the pre-closing dividend. The pre-closing dividend was funded with new term debt, property-level refinancings, proceeds from the sale of partial interests in certain GGP properties and the issuance of non-controlling interests in subsidiaries of GGP.

The acquisition of GGP was accounted for as a business combination achieved in stages. The partnership’s existing equity interest in GGP was remeasured to fair value immediately prior to the acquisition date of August 28, 2018 based on the partnership’s interest in the fair value of the identifiable net assets and liabilities of GGP at the time. As a result of this remeasurement, a loss of approximately $502 million was recognized in fair value gains, net.

Consideration paid on acquisition of control by the partnership was comprised of the following:

•	88 million LP Units with a fair value of $1,786 million determined with reference to the trading price of the LP Units on the closing date;

•	161 million BPR Units with a fair value of $3,383 million determined with reference to the initial trading price of the BPR Unit;

•	Cash consideration of $200 million; and

•	Share-based payment awards to GGP employees with a fair value of $28 million.

As discussed in Note 21, Equity, the BPR Units issued on closing represent a non-controlling interest in the partnership.

During 2019, the partnership completed the purchase price allocation for GGP. No material changes were made to the provisional purchase price allocation.

The following table summarizes the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed in addition to the consideration paid and transaction costs incurred:

(US$ Millions)	GGP
Investment properties	$17,991
Equity accounted investments	10,829
Property, plant and equipment	56
Accounts receivable and other	592
Cash and cash equivalents	424
Total assets	29,892
Less:
Debt obligations	(13,147)
Accounts payable and other	(691)
Deferred tax liabilities	(11)
Non-controlling interests(1)	(1,882)
Net assets acquired	$14,161
Consideration(2)	$13,240
Transaction costs	32

(1)	Includes non-controlling interests in a subsidiary of BPR measured as the proportionate share of the fair value of the entity’s net assets on the date of acquisition.

(2)	Includes the acquisition date fair value of the partnership’s previously held equity interest in GGP of $7,843 million.

In connection with the acquisition of GGP, the partnership has recognized a bargain purchase gain of $921 million in fair value gains, net as the consideration paid exceeds the fair value of the assets acquired, liabilities assumed and non-controlling interests recognized on acquisition. The partnership has determined that it has identified all of the assets acquired and liabilities assumed and that each is appropriately measured. The fair value of the investment properties acquired was determined, for certain of the assets, based on transaction prices agreed with third parties for the sale of partial interests and valuation models prepared by an independent external appraiser.

In the period from August 28, 2018 to December 31, 2018, the partnership recorded revenue and net income in connection with this acquisition of approximately $588 million and $360 million, respectively. If the acquisition had occurred on January 1, 2018, the partnership’s total revenue and net income would have been $8,415 million and $4,373 million, respectively, for the year ended December 31, 2018, only including the GGP transaction.